BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Schedule of Preliminary Fair Value of the Consideration Transferred

The preliminary fair value of the consideration transferred was as follows:

U.S. dollars in thousands
As of April 6, 2026
Consideration:
Cash consideration	2,000
Contingent consideration liability	956
Total consideration fair value	2,956

Identifiable assets acquired and liabilities assumed
Trade receivables	252
Inventory	2,520
Right-of-use assets, net	1,482
Property and equipment	2,251
Lease liabilities	(1,482)
Royalty-bearing grant liability	(690)
Deferred revenues	(1,377)
Total identifiable net assets acquired	2,956
Goodwill	-
Total purchase consideration	2,956

Schedule of Unaudited Pro Forma Results
Six Months Ended June 30, (Unaudited)
2026
Pro forma revenue	3,353
Pro forma net loss	10,054